LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

11. LEASES

The following table summarizes our lease assets and liabilities as of December 31, 2019:

ROU Assets and Liabilities	Balance Sheet Location	Operating
ROU - Asset	Right-of-use assets	$2,035
Lease liabilities (current)	Operating lease liabilities, current	356
Lease liabilities (non-current)	Operating lease liabilities, non-current	1,683

The following table summarizes our lease related costs for the twelve months ended December 31, 2019:

Lease Cost	Statement of Operations Location	Operating
Operating Lease Cost	General and administrative	$81
Total Lease Cost		$81

Average lease terms and discount rates for the Company’s operating leases were as follows:

Year Ended
December 31,
Other Information	2019
Weighted-average remaining lease term
Operating leases	4.8 years
Weighted-average discount rate
Operating leases	5.69%

The following table summarizes the maturities of lease liabilities as of December 31, 2019:

Year	Operating
2020	$462
2021	474
2022	486
2023	497
2024	424
Thereafter	—
Total lease payments	2,343
Less: interest	304
Total lease liabilities	$2,039